Note 14 - Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	417,550	2.66
Warrants granted	1,175,000	2.40
Warrants expired	(1,300)	(3.00)
Balance, December 31, 2022	1,591,250	$2.47
Warrants granted	700,000	2.55
Warrants expired	-	-
Balance, December 31, 2023	2,291,250	$2.50

Exercisable, December 31, 2023	2,291,250	$2.50